Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 246,971,726	$ 41,314,734	$ 10,065,516	$ 2,053,995	$ 300,405,971
Aurizona, Fazenda, RDM, Santa Luz
Total	24,738,370	12,877,944	78,006		37,694,320
Castle Mountain
Total	1,299,814		6,088		1,305,902
Eastern Borosi, El Limon, La Libertad, El Paste, Pavon
Total			2,801,004		2,801,004
Eastern Borosi, El Limon, La Libertad, Pavon
Total	139,505,830	26,539,067			166,044,897
El Limon
Total				1,958,469	1,958,469
Greenstone
Total	2,448,885		3,005,371		5,454,256
La Libertad
Total				$ 95,526	95,526
Los Filos
Total	63,301,473	1,896,666	1,218,912		66,417,051
Mesquite, Castle Mountain
Total	5,517,800		902,973		6,420,773
Mesquite, Fiore Gold Ltd
Total	7,221,963				7,221,963
Mesquite
Total	868,348	$ 1,057	1,115,633		1,985,038
Pan, Calibre Real State
Total	416,857				416,857
Pan, Gold Rock, Eland, Illipah
Total			562,200		562,200
Pan, Gold Rock
Total			188,526		188,526
Pan
Total	1,366,491				1,366,491
RDM
Total			$ 186,803		186,803
Valentine
Total	$ 285,895				$ 285,895